Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
Note 5-	INVENTORIES

Inventories consist of following:

	December 31,	December 31,	December 31,
	2022	2021	2020

Finished goods	$207,645	$466,449	$20,328
Work-in-progress	266,488	390,588	665,082
Supplies and packing materials	12,823	13,878	-
Less: Allowance for obsolete inventory	(173,426)	(390,563)	-
Total, net	$313,530	$480,352	$685,410

The Company recorded impairment of obsolete or slow-moving inventory of $84,709, $385,828, and $nil for the year ended December 31, 2022 and 2021, and the period from May 4, 2020 to December 31, 2020, respectively.